11. Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

The Company has evaluated all events that occurred after the consolidated balance sheet date through the date when the consolidated financial statements were issued to determine if they must be reported.

On March 2, 2018, Focus Universal Inc. (the “Company”) executed a letter of intent with Aloha Island Cable, Inc. (the “Letter of Intent”) whereby the Company will purchase one hundred percent of Aloha Island Cable, Inc. through a mixture of stock, cash, and a promissory note. The Letter of Intent is non-binding, but the parties expect to consummate the transaction as soon as reasonably practical. The Letter of Intent is only an expression of interest and is not binding on the parties. The parties contemplate the closing date to take place on April 28, 2018.

On March 5, 2018, Focus Universal Inc. (the "Company") issued a press release announcing that the U.S. Patent and Trademark Office has issued an Issue Notification for U.S. Patent Application No. 9924295 entitled “Universal Smart Device,” which covers a patent application regarding the Company’s Universal Smart Device. The USPTO had previously issued a Notice of Allowance for the same patent. Barring any unforeseen circumstances, this patent, when issued, will be valid until 2036.